MINERAL PROPERTY INTEREST AND DEFERRED DEVELOPMENT COSTS: (Details Narrative) - Recast [Member]	12 Months Ended
Apr. 30, 2022
[custom:MineralLeasesInterest]	100.00%
Capital Leased Assets, Number of Units	11
[custom:MineralRoyalty]	The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.